Segmented Information (Tables)	12 Months Ended
Jun. 30, 2022
Segment Information [Abstract]
Schedule of segment information for assets and liabilities
	June 30, 2022
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China
Cash	$27,575,127	$1,701,935	$45,442	$29,322,504
Short-term investments	192,398	-	-	192,398
Equity investments	496,741	-	-	496,741
Plant and equipment	73,532	1,389,316	-	1,462,848
Mineral property interests	-	85,298,776	-	85,298,776
Other assets	410,637	3,908,163	2,986,188	7,304,988
Total Assets	$28,748,435	$92,298,190	$3,031,630	$124,078,255

Total Liabilities	$(762,968)	$(2,610,317)	$(496,015)	$(3,869,300)

	June 30, 2021
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Cash	$46,259,720	$158,539	$23,223	$46,441,482
Short-term investments	143,914	-	-	143,914
Equity investments	496,526	-	-	496,526
Plant and equipment	115,340	988,503	14,796	1,118,639
Mineral property interests	-	72,664,054	2,871,368	75,535,422
Other assets	461,135	2,427,576	194,430	3,083,141
Total Assets	$47,476,635	$76,238,672	$3,103,817	$126,819,124

Total Liabilities	$(573,163)	$(333,405)	$(187,999)	$(1,094,567)

Schedule of segment information for operating results
	Year ended June 30, 2022
	Corporate	Exploration and Development		Total
	Canada and BVI	Bolivia	China

Project evaluation and corporate development	$(317,994)	$(264,259)	$-	$(582,253)
Salaries and benefits	(1,382,662)	(429,169)	(16,228)	(1,828,059)
Share-based compensation	(941,647)	-	-	(941,647)
Other operating expenses	(2,795,640)	(619,033)	(10,767)	(3,425,440)
Total operating expense	(5,437,943)	(1,312,461)	(26,995)	(6,777,399)

Income from investments	219,900	-	212	220,112
Loss on disposal of plant and equipment	-	-	(14,804)	(14,804)
Loss on disposal of mineral property interest	-	-	(85,052)	(85,052)
Foreign exchange gain	186,053	-	(578)	185,475
Net loss	$(5,031,990)	$(1,312,461)	$(127,217)	$(6,471,668)

Attributed to:
Equity holders of the Company	$(5,031,990)	$(1,312,461)	$(76,434)	$(6,420,885)
Non-controlling interests	-	-	(50,783)	(50,783)
Net loss	$(5,031,990)	$(1,312,461)	$(127,217)	$(6,471,668)

	Year ended June 30, 2021
	Corporate	Exploration and Development		Total
	Canada	Bolivia	China

Project evaluation and corporate development	$(295,315)	$(527,549)	$-	$(822,864)
Salaries and benefits	(1,465,709)	(188,340)	(34,638)	(1,688,687)
Share-based compensation	(1,482,170)	-	-	(1,482,170)
Other operating expenses	(1,897,162)	(47,846)	(7,256)	(1,952,264)
Total operating expense	(5,140,356)	(763,735)	(41,894)	(5,945,985)

Income from investments	395,421	-	122	395,543
Loss on disposal of plant and equipment	-	-	(1,944)	(1,944)
Foreign exchange loss	(1,021,628)	-	-	(1,021,628)
Other expense	-	-	(360)	(360)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)

Attributed to:
Equity holders of the Company	$(5,766,563)	$(763,735)	$(36,142)	$(6,566,440)
Non-controlling interests	-	-	(7,934)	(7,934)
Net loss	$(5,766,563)	$(763,735)	$(44,076)	$(6,574,374)